Fair values of financial assets and liabilities	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Fair values of financial assets and liabilities	Note 9: Fair values of financial assets and liabilities
The valuations of financial instruments have been classified into three levels according to the quality and reliability of information used to determine those fair values. Note 16 to the Group’s financial statements for the year ended
31 December 2025 details the definitions of the three levels in the fair value hierarchy.
Financial instruments classified as financial assets at fair value through profit or loss, derivative financial instruments, financial assets at fair value through other comprehensive income and financial liabilities at fair value through profit or loss are recognised at fair value.
The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)
The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

Financial assets	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2026
Financial assets at fair value through profit or loss:
Loans and advances to customers	–	1,216	237	1,453
Debt securities	–	–	7	7
Equity shares	296	–	5	301
Total financial assets at fair value through profit or loss	296	1,216	249	1,761
Debt securities at fair value through other comprehensive income	25,351	14,965	49	40,365
Derivative financial instruments	–	3,088	–	3,088
Total financial assets carried at fair value	25,647	19,269	298	45,214

At 31 December 2025
Financial assets at fair value through profit or loss:
Loans and advances to customers	–	1,711	282	1,993
Debt securities	–	–	–	–
Equity shares	281	–	5	286
Total financial assets at fair value through profit or loss	281	1,711	287	2,279
Debt securities at fair value through other comprehensive income	24,140	12,067	50	36,257
Derivative financial instruments	–	3,260	–	3,260
Total financial assets carried at fair value	24,421	17,038	337	41,796

Financial liabilities	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

At 30 June 2026
Debt securities in issue designated at fair value through profit or loss	–	4,221	17	4,238
Derivative financial instruments	–	4,285	107	4,392
Total financial liabilities carried at fair value	–	8,506	124	8,630

At 31 December 2025
Debt securities in issue designated at fair value through profit or loss	–	4,226	17	4,243
Derivative financial instruments	–	4,168	118	4,286
Total financial liabilities carried at fair value	–	8,394	135	8,529
Valuation control framework
Key elements of the valuation control framework include model validation (incorporating pre-trade and post-trade testing), product implementation review and independent price verification. The framework covers processes for all 3 levels in the fair value hierarchy. Formal committees meet quarterly to discuss and approve valuations in more judgemental areas.
Transfers into and out of level 3 portfolios
Transfers out of level 3 portfolios arise when inputs that could have a significant impact on the instrument’s valuation become market observable; conversely, transfers into the portfolios arise when sources of data cease to be observable.
Valuation methodology
For level 2 and level 3 portfolios, there is no significant change to the valuation methodology (techniques and inputs) disclosed in the Group’s financial statements for the year ended 31 December 2025 applied to these portfolios.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)
Movements in level 3 portfolio
The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total financial assets carried at fair value £m

At 1 January 2026	287	50	337
Exchange and other adjustments	–	(1)	(1)
(Losses) gains recognised in the income statement within other income	(6)	1	(5)
Purchases/increases	9	–	9
Sales/repayments	(41)	(1)	(42)
At 30 June 2026	249	49	298
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2026	(4)	1	(3)

At 1 January 2025	280	48	328
Exchange and other adjustments	–	2	2
(Losses) gains recognised in the income statement within other income	(16)	2	(14)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at FVOCI	–	(1)	(1)
Purchases/increases	14	–	14
Sales/repayments	(18)	(2)	(20)
At 30 June 2025	260	49	309
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2025	(16)	3	(13)
The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss £m	Derivative liabilities £m	Total financial liabilities carried at fair value £m

At 1 January 2026	17	118	135
Losses (gains) recognised in the income statement within other income	1	(3)	(2)
Redemptions	(1)	(8)	(9)
At 30 June 2026	17	107	124
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2026	1	(2)	(1)

At 1 January 2025	22	143	165
Gains recognised in the income statement within other income	(2)	(4)	(6)
Redemptions	(2)	(12)	(14)
At 30 June 2025	18	127	145
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2025	(2)	(3)	(5)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)
Significant unobservable inputs in level 3 valuations
The following tables disclose the valuation techniques and key unobservable inputs for instruments recognised at fair value and classified as level 3 and provides the range of those inputs at the balance sheet date.
For each portfolio, the minimum and maximum significant unobservable inputs that are used in the balance sheet valuation are shown.
Significant unobservable inputs affecting the valuations are unchanged from those described in the Lloyds Bank plc’s financial statements for the year ended 31 December 2025.

At 30 June 2026	Valuation technique	Significant unobservable inputs	Minimum	Maximum	Carrying value £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Credit spreads	138bps	349bps	114
	Market values - property valuation	HPI growth	3%	4%	123
					237
Debt securities	Discounted cash flows	Price	12%	86%	7
Equity shares	Net asset value	Price	n/a	n/a	5
					12
					249
Financial assets at fair value through other comprehensive income
Debt securities	Discounted cash flows	Credit spreads	287bps	308bps	49
					298
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Credit spreads	349bps	349bps	17

Interest rate derivatives	Option pricing model	Interest rate ATM volatility	56bps	93bps	6
Shared appreciation rights	Market values - property valuation	HPI growth	3%	4%	101
					107
					124

At 31 December 2025	Valuation technique	Significant unobservable inputs	Minimum	Maximum	Carrying value £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Credit spreads	138bps	349bps	147
	Market values - property valuation	HPI growth	3%	4%	135
					282
Equity shares	Net asset value	Price	n/a	n/a	5

Financial assets at fair value through other comprehensive income
Debt securities	Discounted cash flows	Credit spreads	287bps	308bps	50
					337
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Credit spreads	349bps	349bps	17

Interest rate derivatives	Option pricing model	Interest rate ATM volatility	38bps	82bps	7
Shared appreciation rights	Market values - property valuation	HPI growth	3%	4%	111
					118
					135
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)
Reasonably possible alternative assumptions
Valuation techniques applied to the Group’s level 3 instruments involve the use of unobservable inputs. The calculation of the effect of reasonably possible alternative assumptions for those inputs are included in the tables from that described in note 16 to the Lloyds Bank plc’s financial statements for the year ended 31 December 2025.
For each portfolio, the maximum and minimum changes presented reflect the difference between the significant unobservable inputs used in the balance sheet valuation and those used when applying reasonably possible alternative assumptions.
Sensitivity of level 3 valuations
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities.

At 30 June 2026	Significant unobservable inputs	Max up	Max down	Favourable changes[1] £m	Unfavourable changes[1] £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Credit spreads	115bps	(115)bps	5	(5)
	HPI growth	1%	(1)%	11	(6)

Debt securities	Price	10%	(10)%	–	–
Equity shares	Price	46%	(46)%	1	(1)

Financial assets at fair value through other comprehensive income
Debt securities	Credit spreads	75bps	(75)bps	1	(1)

Financial liabilities at fair value through profit or loss
Securitisation notes and other	Credit spreads	50bps	(50)bps	1	(1)

Derivative financial liabilities
Interest rate derivatives	Interest rate ATM volatility	4bps	(4)bps	–	–
Shared appreciation rights	HPI growth	1%	(1)%	9	(8)

At 31 December 2025	Significant unobservable inputs	Max up	Max down	Favourable changes[1] £m	Unfavourable changes[1] £m

Financial assets at fair value through profit or loss
Loans and advances to customers	Credit spreads	115bps	(115)bps	5	(5)
	HPI growth	1%	(1)%	14	(12)

Equity shares	Price	31%	(31)%	1	(1)

Financial assets at fair value through other comprehensive income
Debt securities	Credit spreads	75bps	(75)bps	2	(2)

Financial liabilities at fair value through profit or loss
Securitisation notes and other	Credit spreads	50bps	(50)bps	2	(2)

Derivative financial liabilities
Interest rate derivatives	Interest rate ATM volatility	4bps	(4)bps	–	–
Shared appreciation rights	HPI growth	1%	(1)%	11	(10)
[1]Where the exposure to a significant unobservable input is managed on a net basis, only the net impact is shown in the table.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 9: Fair values of financial assets and liabilities (continued)
The table below summarises the carrying values of financial assets and liabilities measured at amortised cost in the
Group’s consolidated balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2026		At 31 December 2025
	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets
Loans and advances to banks	6,704	6,704	5,836	5,836
Loans and advances to customers	470,268	465,620	461,504	460,820
Reverse repurchase agreements	47,215	47,215	43,962	43,962
Debt securities	15,128	15,090	11,983	12,112
Due from fellow Lloyds Banking Group undertakings	1,462	1,462	1,182	1,182

Financial liabilities
Deposits from banks	5,274	5,274	3,085	3,085
Customer deposits	466,996	467,431	465,207	466,567
Repurchase agreements at amortised cost	44,600	44,600	37,567	37,567
Due to fellow Lloyds Banking Group undertakings	5,522	5,522	3,852	3,852
Debt securities in issue	62,806	62,854	52,132	52,202
Subordinated liabilities	7,582	8,658	8,020	9,058
The carrying amounts of cash and balances at central banks and notes in circulation are a reasonable approximation of their fair values.